UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22424

Investment Company Act File Number

Global Macro Absolute Return Advantage Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

July 31, 2012

Date of Reporting Period

Item 1. Schedule of Investments

Global Macro Absolute Return Advantage Portfolio

July 31, 2012

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

Foreign Government Bonds — 43.8%

Security	Principal Amount		Value
Albania — 0.2%
Republic of Albania, 7.50%, 11/4/15	EUR	1,710,000	$2,008,778

Total Albania			$2,008,778

Brazil — 0.8%
Nota do Tesouro Nacional, 6.00%, 5/15/15(1)	BRL	17,424,828	$9,177,778

Total Brazil			$9,177,778

Chile — 0.5%
Government of Chile, 3.00%, 1/1/15(1)	CLP	2,867,553,320	$6,001,268

Total Chile			$6,001,268

Cyprus — 1.1%
Republic of Cyprus, 3.75%, 6/3/13	EUR	7,636,000	$7,833,358
Republic of Cyprus, 3.75%, 11/1/15	EUR	1,290,000	973,439
Republic of Cyprus, 4.375%, 7/15/14	EUR	300,000	273,248
Republic of Cyprus, 4.625%, 2/3/20	EUR	3,759,000	2,589,116

Total Cyprus			$11,669,161

Georgia — 1.4%
Georgia Treasury Bond, 6.80%, 7/12/14	GEL	3,000,000	$1,814,590
Georgia Treasury Bond, 7.40%, 4/19/14	GEL	8,633,000	5,256,728
Georgia Treasury Bond, 8.90%, 1/12/14	GEL	3,710,000	2,306,857
Georgia Treasury Bond, 9.10%, 12/8/13	GEL	2,030,000	1,264,718
Georgia Treasury Bond, 9.80%, 4/26/17	GEL	1,290,000	845,125
Georgia Treasury Bond, 11.30%, 1/26/17	GEL	2,100,000	1,443,409
Georgia Treasury Bond, 12.00%, 6/15/13	GEL	500,000	316,318
Georgia Treasury Bond, 12.00%, 9/15/15	GEL	500,000	338,660
Georgia Treasury Bond, 12.80%, 2/10/13	GEL	3,100,000	1,935,177

Total Georgia			$15,521,582

Germany — 3.0%
Bundesrepublik Deutschland, 4.75%, 7/4/34	EUR	18,400,000	$33,649,145

Total Germany			$33,649,145

Hungary — 3.3%
National Bank of Hungary, 8.875%, 11/1/13	USD	3,820,000	$3,947,860
Republic of Hungary, 3.50%, 7/18/16	EUR	6,304,000	7,021,905
Republic of Hungary, 4.375%, 7/4/17	EUR	8,864,000	9,847,265
Republic of Hungary, 4.50%, 1/29/14	EUR	11,286,000	13,846,021
Republic of Hungary, 5.50%, 5/6/14	GBP	1,181,000	1,820,709

Total Hungary			$36,483,760

Security	Principal Amount		Value
Mexico — 4.4%
Mexican Bonos, 7.00%, 6/19/14	MXN	233,240,000	$18,366,758
Mexican Bonos, 8.00%, 12/19/13	MXN	220,530,000	17,351,798
Mexican Bonos, 9.00%, 6/20/13	MXN	162,200,000	12,669,664

Total Mexico			$48,388,220

New Zealand — 4.7%
New Zealand Government Bond, 5.00%, 3/15/19	NZD	9,220,000	$8,284,356
New Zealand Government Bond, 5.50%, 4/15/23	NZD	3,690,000	3,513,703
New Zealand Government Bond, 6.00%, 12/15/17	NZD	9,220,000	8,596,708
New Zealand Government Bond, 6.00%, 5/15/21	NZD	33,297,000	32,366,364

Total New Zealand			$52,761,131

Philippines — 1.0%
Republic of the Philippines, 6.25%, 1/14/36	PHP	417,000,000	$11,374,485

Total Philippines			$11,374,485

Romania — 0.8%
Romania Government Bond, 6.75%, 2/7/22(2)	USD	8,182,000	$8,683,148

Total Romania			$8,683,148

Serbia — 7.4%
Serbia Treasury Bill, 0.00%, 9/6/12	RSD	2,967,000,000	$30,586,199
Serbia Treasury Bill, 0.00%, 2/21/13	RSD	1,315,000,000	12,745,431
Serbia Treasury Bill, 0.00%, 4/4/13	RSD	321,270,000	3,061,853
Serbia Treasury Bill, 0.00%, 7/4/13	RSD	256,210,000	2,351,382
Serbia Treasury Bill, 0.00%, 8/9/13	RSD	737,400,000	6,677,492
Serbia Treasury Bill, 0.00%, 10/24/13	RSD	1,335,090,000	11,789,069
Serbia Treasury Bill, 0.00%, 11/8/13	RSD	785,000,000	6,898,375
Serbia Treasury Bill, 0.00%, 12/12/13	RSD	206,500,000	1,795,290
Serbia Treasury Bill, 0.00%, 1/30/14	RSD	105,900,000	906,944
Serbia Treasury Bill, 0.00%, 2/21/14	RSD	316,200,000	2,690,204
Serbia Treasury Bill, 0.00%, 3/13/14	RSD	106,120,000	894,772
Serbia Treasury Bond, 10.00%, 4/27/15	RSD	138,930,000	1,311,752

Total Serbia			$81,708,763

Sri Lanka — 1.3%
Republic of Sri Lanka, 5.875%, 7/25/22(2)	USD	3,970,000	$4,026,723
Republic of Sri Lanka, 6.25%, 10/4/20(3)	USD	2,460,000	2,570,700
Republic of Sri Lanka, 6.25%, 10/4/20(2)	USD	8,040,000	8,401,800

Total Sri Lanka			$14,999,223

Turkey — 10.1%
Turkey Government Bond, 0.00%, 8/8/12	TRY	4,943,000	$2,755,037
Turkey Government Bond, 0.00%, 11/7/12	TRY	88,532,900	48,341,523
Turkey Government Bond, 0.00%, 2/20/13	TRY	29,300,000	15,675,586
Turkey Government Bond, 3.00%, 1/6/21(1)	TRY	67,702,764	38,041,194
Turkey Government Bond, 4.00%, 4/1/20(1)	TRY	12,695,046	7,631,810

Total Turkey			$112,445,150

Security	Principal Amount		Value
Venezuela — 3.8%
Bolivarian Republic of Venezuela, 7.00%, 3/31/38(3)	USD	28,233,000	$18,972,576
Bolivarian Republic of Venezuela, 9.25%, 5/7/28(3)	USD	4,816,900	3,793,309
Bolivarian Republic of Venezuela, 11.75%, 10/21/26(3)	USD	20,667,000	19,091,141

Total Venezuela			$41,857,026

Total Foreign Government Bonds (identified cost $493,275,244)			$486,728,618

Collateralized Mortgage Obligations — 3.1%

Security	Principal Amount		Value
Federal Home Loan Mortgage Corp.:
Series 228, (Interest Only), Class IO, 6.00%, 2/1/35(4)		$14,608,474	$2,437,816
Series 2770, (Interest Only), Class SH, 6.851%, 3/15/34(4)(5)		8,115,683	1,531,169
Series 3871, (Interest Only), Class MS, 6.951%, 6/15/41(4)(5)		9,965,725	1,873,604

			$5,842,589

Federal National Mortgage Association:
Series 2005-85, (Interest Only), Class SC, 6.254%, 10/25/35(4)(5)		$23,903,200	$3,948,468
Series 2006-56, (Interest Only), Class CS, 6.964%, 7/25/36(4)(5)		10,948,754	2,144,638
Series 2006-72, (Interest Only), Class GI, 6.334%, 8/25/36(4)(5)(6)		41,378,451	6,690,564
Series 2007-36, (Interest Only), Class SG, 6.354%, 4/25/37(4)(5)		17,466,601	3,108,172
Series 2010-54, (Interest Only), Class EI, 6.00%, 6/25/40(4)		25,948,968	4,315,053
Series 2010-67, (Interest Only), Class BI, 5.50%, 6/25/25(4)		13,753,467	1,487,030
Series 2010-109, (Interest Only), Class PS, 6.354%, 10/25/40(4)(5)		26,998,418	3,752,078
Series 2010-147, (Interest Only), Class KS, 5.704%, 1/25/41(4)(5)		17,259,274	2,654,585

			$28,100,588

Total Collateralized Mortgage Obligations (identified cost $31,729,785)			$33,943,177

Mortgage Pass-Throughs — 0.7%

Security	Principal Amount		Value
Federal National Mortgage Association:
6.00%, with various maturities to 2038(6)		$6,999,197	$7,955,273

Total Mortgage Pass-Throughs (identified cost $7,925,677)			$7,955,273

Common Stocks — 1.1%

Security	Shares		Value
Germany — 0.8%
Deutsche EuroShop AG		74,707	$2,739,459
Deutsche Wohnen AG		180,444	3,005,472
GSW Immobilien AG		80,889	2,975,200

Total Germany			$8,720,131

Luxembourg — 0.3%
GAGFAH SA(7)		304,002	$3,113,226

Total Luxembourg			$3,113,226

		Value

Total Common Stocks (identified cost $10,877,883)		$11,833,357

Precious Metals — 3.0%

Description	Troy Ounces	Value
Gold(7)	4,800	$7,745,430
Platinum(7)	17,693	25,051,116

Total Precious Metals (identified cost $39,419,034)		$32,796,546

Currency Call Options Purchased — 0.1%

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
Indian Rupee	Bank of America	INR	1,030,095	INR	52.00	5/6/13	$73,088
Indian Rupee	Barclays Bank PLC	INR	1,132,690	INR	52.00	5/6/13	80,367
Indian Rupee	Barclays Bank PLC	INR	1,131,103	INR	52.00	5/6/13	80,254
Indian Rupee	Citibank NA	INR	1,127,500	INR	55.00	7/1/13	320,136
Indian Rupee	Citibank NA	INR	940,500	INR	55.00	7/1/13	267,040
Indian Rupee	Deutsche Bank	INR	890,900	INR	51.00	5/8/13	38,462
Indian Rupee	Goldman Sachs International	INR	1,033,600	INR	51.00	5/8/13	44,622
Indian Rupee	HSBC Bank USA	INR	1,107,700	INR	53.00	7/3/13	152,885
Indian Rupee	JPMorgan Chase Bank	INR	943,400	INR	53.00	7/3/13	130,208
Indian Rupee	Standard Chartered Bank	INR	904,600	INR	52.00	5/6/13	64,183
Indian Rupee	Standard Chartered Bank	INR	630,700	INR	53.00	7/3/13	87,050

Total Currency Call Options Purchased (identified cost $2,344,002)							$1,338,295

Currency Put Options Purchased — 0.0%(8)

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
Australian Dollar	Citibank NA	AUD	5,990	AUD	1.00	8/8/12	$630
Australian Dollar	Citibank NA	AUD	5,990	AUD	1.00	8/8/12	629

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
Australian Dollar	Deutsche Bank	AUD	18,970	AUD	1.00	8/8/12	$1,994
Australian Dollar	Goldman Sachs International	AUD	26,550	AUD	1.00	8/8/12	2,790
Yuan Offshore Renminbi	Barclays Bank PLC	CNH	124,807	CNH	6.50	5/20/13	129,796
Yuan Offshore Renminbi	Citibank NA	CNH	118,060	CNH	6.50	5/20/13	122,780
Yuan Offshore Renminbi	HSBC Bank USA	CNH	133,413	CNH	6.50	5/20/13	138,746
Yuan Offshore Renminbi	Standard Chartered Bank	CNH	111,787	CNH	6.50	5/20/13	116,256

Total Currency Put Options Purchased (identified cost $1,963,768)							$513,621

Interest Rate Swaptions — 0.0%(8)

Description	Counterparty	Expiration Date	Notional Amount	Value
Options to receive 3-month USD-LIBOR-BBA Rate and pay 4.60%	Deutsche Bank	8/26/14	$24,000,000	$293,400

Total Interest Rate Swaptions (identified cost $1,495,200)				$293,400

Put Options Purchased — 0.0%(8)
Description	Counterparty	Number of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
KOSPI 200 Index	Bank of America	KRW	66,800	KRW	200	12/13/12	$65,505
KOSPI 200 Index	Credit Suisse International	KRW	13,850	KRW	200	10/11/12	4,739
KOSPI 200 Index	Deutsche Bank	KRW	13,895	KRW	200	10/11/12	4,755

Total Put Options Purchased (identified cost $1,083,100)							$74,999

Short-Term Investments — 58.9%

Foreign Government Securities — 30.9%
Security	Principal Amount (000’s omitted)		Value
Croatia — 1.9%
Croatia Treasury Bill, 0.00%, 11/8/12	EUR	632	$770,536
Croatia Treasury Bill, 0.00%, 11/15/12	EUR	1,885	2,296,386
Croatia Treasury Bill, 0.00%, 11/22/12	EUR	982	1,195,361
Croatia Treasury Bill, 0.00%, 11/29/12	EUR	2,515	3,058,978
Croatia Treasury Bill, 0.00%, 1/24/13	EUR	1,910	2,307,688
Croatia Treasury Bill, 0.00%, 1/31/13	EUR	839	1,014,127
Croatia Treasury Bill, 0.00%, 2/7/13	EUR	973	1,175,135
Croatia Treasury Bill, 0.00%, 2/28/13	EUR	1,989	2,396,267
Croatia Treasury Bill, 0.00%, 3/14/13	EUR	1,716	2,062,632
Croatia Treasury Bill, 0.00%, 3/28/13	EUR	2,215	2,657,869
Croatia Treasury Bill, 0.00%, 4/4/13	EUR	2,000	2,408,102

Total Croatia			$21,343,081

Georgia — 1.6%
Bank of Georgia Promissory Note, 7.00%, 3/9/13	USD	1,928	$1,967,731
Bank of Georgia Promissory Note, 7.75%, 2/22/13	USD	1,606	1,645,206
Bank of Georgia Promissory Note, 8.25%, 12/21/12	USD	8,920	9,111,071
Georgia Treasury Bill, 0.00%, 9/6/12	GEL	1,435	863,689
Georgia Treasury Bill, 0.00%, 3/14/13	GEL	3,180	1,848,343
Georgia Treasury Bill, 0.00%, 5/23/13	GEL	4,580	2,622,753

Total Georgia			$18,058,793

Malaysia — 12.6%
Bank Negara Monetary Note, 0.00%, 8/2/12	MYR	96,791	$30,926,229
Bank Negara Monetary Note, 0.00%, 8/9/12	MYR	39,572	12,636,760
Bank Negara Monetary Note, 0.00%, 8/23/12	MYR	61,954	19,761,634
Bank Negara Monetary Note, 0.00%, 8/28/12	MYR	73,623	23,473,924
Bank Negara Monetary Note, 0.00%, 9/4/12	MYR	71,169	22,679,848
Bank Negara Monetary Note, 0.00%, 9/13/12	MYR	32,220	10,260,158
Bank Negara Monetary Note, 0.00%, 9/27/12	MYR	23,744	7,552,254
Bank Negara Monetary Note, 0.00%, 10/18/12	MYR	41,307	13,115,814

Total Malaysia			$140,406,621

Nigeria — 4.6%
Nigeria Treasury Bill, 0.00%, 2/7/13	NGN	745,500	$4,301,727
Nigeria Treasury Bill, 0.00%, 2/21/13	NGN	1,573,326	9,026,019
Nigeria Treasury Bill, 0.00%, 3/7/13	NGN	1,318,730	7,454,516
Nigeria Treasury Bill, 0.00%, 3/28/13	NGN	767,200	4,335,843
Nigeria Treasury Bill, 0.00%, 4/4/13	NGN	2,274,300	12,813,669
Nigeria Treasury Bill, 0.00%, 4/11/13	NGN	586,000	3,292,056
Nigeria Treasury Bill, 0.00%, 4/25/13	NGN	426,900	2,384,341
Nigeria Treasury Bill, 0.00%, 5/9/13	NGN	1,008,800	5,601,897
Nigeria Treasury Bill, 0.00%, 5/23/13	NGN	327,000	1,804,334

Total Nigeria			$51,014,402

Security	Principal Amount (000’s omitted)		Value
Philippines — 1.4%
Philippine Government Bond, 5.25%, 9/24/12	PHP	43,640	$1,050,561
Philippine Treasury Bill, 0.00%, 8/1/12	PHP	103,750	2,485,191
Philippine Treasury Bill, 0.00%, 8/22/12	PHP	461,070	11,031,052
Philippine Treasury Bill, 0.00%, 9/5/12	PHP	59,890	1,432,166

Total Philippines			$15,998,970

Serbia — 3.0%
Serbia Treasury Bill, 0.00%, 10/5/12	RSD	88,910	$906,308
Serbia Treasury Bill, 0.00%, 10/25/12	RSD	83,740	847,076
Serbia Treasury Bill, 0.00%, 1/17/13	RSD	19,080	187,314
Serbia Treasury Bill, 0.00%, 2/13/13	RSD	2,048,000	19,912,944
Serbia Treasury Bill, 0.00%, 3/28/13	RSD	225,310	2,153,484
Serbia Treasury Bill, 0.00%, 4/11/13	RSD	190,060	1,806,149
Serbia Treasury Bill, 0.00%, 5/23/13	RSD	516,360	4,822,688
Serbia Treasury Bill, 0.00%, 6/13/13	RSD	28,900	267,574
Serbia Treasury Bill, 0.00%, 6/28/13	RSD	193,500	1,780,335

Total Serbia			$32,683,872

South Korea — 2.0%
Korea Monetary Stabilization Bond, 0.00%, 8/7/12	KRW	5,648,500	$4,993,621
Korea Monetary Stabilization Bond, 0.00%, 8/14/12	KRW	2,658,160	2,348,697
Korea Monetary Stabilization Bond, 0.00%, 9/4/12	KRW	10,345,210	9,126,390
Korea Monetary Stabilization Bond, 0.00%, 9/18/12	KRW	1,944,630	1,713,767
Korea Monetary Stabilization Bond, 0.00%, 10/2/12	KRW	1,587,370	1,396,978
Korea Monetary Stabilization Bond, 0.00%, 10/9/12	KRW	596,610	524,826
Korea Monetary Stabilization Bond, 3.64%, 8/9/12	KRW	2,040,000	1,804,523

Total South Korea			$21,908,802

Sri Lanka — 3.8%
Republic of Sri Lanka, 8.25%, 10/24/12(3)	USD	2,550	$2,585,063
Sri Lanka Treasury Bill, 0.00%, 1/4/13	LKR	705,000	5,079,916
Sri Lanka Treasury Bill, 0.00%, 1/11/13	LKR	2,908,560	20,901,814
Sri Lanka Treasury Bill, 0.00%, 4/12/13	LKR	1,993,810	13,881,893

Total Sri Lanka			$42,448,686

Total Foreign Government Securities (identified cost $349,524,913)			$343,863,227

U.S. Treasury Obligations — 0.6%

Security	Principal Amount (000’s omitted)		Value
U.S. Treasury Bill, 0.00%, 8/30/12		$1,000	$999,948
U.S. Treasury Bill, 0.00%, 10/11/12(6)		3,000	2,999,496
U.S. Treasury Bill, 0.00%, 11/15/12(6)		3,000	2,999,028

Total U.S. Treasury Obligations (identified cost $6,998,152)			$6,998,472

Repurchase Agreements — 12.9%

Description	Principal Amount (000’s omitted)		Value
Bank of America:
Dated 7/20/12 with a maturity date of 8/9/12, an interest rate of 0.05% payable by the Portfolio and repurchase proceeds of EUR 15,021,589, collateralized by EUR 12,738,000 Government of France 3.75%, due 10/25/19 and a market value, including accrued interest, of $18,484,583.	EUR	15,022	$18,482,970
Dated 7/24/12 with a maturity date of 9/26/12, an interest rate of 0.55% payable by the Portfolio and repurchase proceeds of EUR 4,793,955, collateralized by EUR 4,200,000 European Investment Bank 3.625%, due 1/15/21 and a market value, including accrued interest, of $5,916,878.	EUR	4,799	5,904,073
Dated 7/24/12 with a maturity date of 9/26/12, an interest rate of 0.65% payable by the Portfolio and repurchase proceeds of EUR 7,115,900, collateralized by EUR 6,050,000 European Investment Bank 4.25%, due 4/15/19 and a market value, including accrued interest, of $8,832,815.	EUR	7,124	8,765,214
Dated 7/24/12 with a maturity date of 9/26/12, an interest rate of 0.50% payable by the Portfolio and repurchase proceeds of EUR 6,400,858, collateralized by EUR 5,300,000 European Investment Bank 4.625%, due 4/15/20 and a market value, including accrued interest, of $7,910,234.	EUR	6,406	7,882,402
Barclays Bank PLC:
Dated 7/27/12 with a maturity date of 8/31/12, an interest rate of 0.07% payable by the Portfolio and repurchase proceeds of EUR 29,784,779, collateralized by EUR 25,152,000 Government of France 4.00%, due10/25/38 and a market value, including accrued interest, of $37,278,975.	EUR	29,787	36,649,323
Citibank NA:
Dated 7/27/12 with a maturity date of 8/31/12, an interest rate of 0.04% payable by the Portfolio and repurchase proceeds of EUR 22,917,136, collateralized by EUR 19,340,000 Government of France 4.00%, due 10/25/38 and a market value, including accrued interest, of $28,198,048.	EUR	22,918	28,198,178
Dated 7/30/12 with a maturity date of 8/8/12, an interest rate of 0.05% payable by the Portfolio and repurchase proceeds of EUR 17,092,934, collateralized by EUR 15,060,000 Belgium Kingdom Government Bond 3.75%, due 9/28/20 and a market value, including accrued interest, of $21,179,285.	EUR	17,093	21,031,346
Nomura International PLC:
Dated 7/12/12 with a maturity date of 8/15/12, an interest rate of 0.08% and repurchase proceeds of EUR 3,802,816, collateralized by EUR 4,000,000 Spain Government Bond 4.60%, due 7/30/19 and a market value, including accrued interest, of $4,405,087.	EUR	3,803	4,678,671
Dated 7/25/12 with a maturity date of 8/6/12, an interest rate of 0.07% payable by the Portfolio and repurchase proceeds of EUR 9,179,151, collateralized by EUR 9,100,000 Bundesrepublik Deutschland 0.50%, due 4/7/17 and a market value, including accrued interest, of $11,310,049.	EUR	9,179	11,294,179

Total Repurchase Agreements (identified cost $141,964,431)			$142,886,356

Other — 14.5%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.11%(9)	$161,052	$161,051,596

Total Other (identified cost $161,051,596)		$161,051,596

Total Short-Term Investments (identified cost $659,539,092)		$654,799,651

Total Investments — 110.7% (identified cost $1,249,652,785)		$1,230,276,937

Currency Put Options Written — (0.1)%

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
Indian Rupee	Citibank NA	INR	666,250	INR	65.00	7/1/13	$(196,694)
Indian Rupee	Citibank NA	INR	555,750	INR	65.00	7/1/13	(164,072)
Indian Rupee	HSBC Bank USA	INR	668,800	INR	64.00	7/3/13	(230,024)
Indian Rupee	JPMorgan Chase Bank	INR	569,600	INR	64.00	7/3/13	(195,906)
Indian Rupee	Standard Chartered Bank	INR	380,800	INR	64.00	7/3/13	(130,971)

Total Currency Put Options Written (premiums received $1,177,318)							$(917,667)

Other Assets, Less Liabilities — (10.6)%							$(117,714,625)

Net Assets — 100.0%							$1,111,644,645

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

AUD	-	Australian Dollar

BRL	-	Brazilian Real

CLP	-	Chilean Peso

CNH	-	Yuan Offshore Renminbi

EUR	-	Euro

GBP	-	British Pound Sterling

GEL	-	Georgian Lari

INR	-	Indian Rupee

KRW	-	South Korean Won

LKR	-	Sri Lankan Rupee

MXN	-	Mexican Peso

MYR	-	Malaysian Ringgit

NGN	-	Nigerian Naira

NZD	-	New Zealand Dollar

PHP	-	Philippine Peso

RSD	-	Serbian Dinar

TRY	-	New Turkish Lira

USD	-	United States Dollar

(1)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At July 31, 2012, the aggregate value of these securities is $21,111,671 or 1.9% of the Portfolio’s net assets.

(3)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(4)	Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(5)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at July 31, 2012.

(6)	Security (or a portion thereof) has been pledged to cover collateral requirements on open financial contracts and/or securities sold short.

(7)	Non-income producing.

(8)	Amount is less than 0.05%.

(9)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2012. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2012 was $53,416.

Securities Sold Short — (15.9)%

Foreign Government Bonds — (12.7)%

Security	Principal Amount (000’s omitted)		Value
Belgium — (1.9)%
Belgium Kingdom Government Bond, 3.75%, 9/28/20	EUR	(15,060)	$(20,592,930)

Total Belgium			$(20,592,930)

France — (7.4)%
Government of France, 3.75%, 10/25/19	EUR	(12,738)	$(18,032,110)
Government of France, 4.00%, 10/25/38	EUR	(44,492)	(64,257,926)

Total France			$(82,290,036)

Germany — (1.0)%
Bundesrepublik Deutschland, 0.50%, 4/7/17	EUR	(9,100)	$(11,292,257)

Total Germany			$(11,292,257)

Spain — (0.4)%
Spain Government Bond, 4.60%, 7/30/19	EUR	(4,000)	$(4,403,847)

Total Spain			$(4,403,847)

Security	Principal Amount (000’s omitted)		Value
Supranational — (2.0)%
European Investment Bank, 3.625%, 1/15/21	EUR	(4,200)	$(5,814,605)
European Investment Bank, 4.25%, 4/15/19	EUR	(6,050)	(8,739,205)
European Investment Bank, 4.63%, 4/15/20	EUR	(5,300)	(7,820,992)

Total Supranational			$(22,374,802)

Total Foreign Government Bonds (proceeds $140,369,751)			$(140,953,872)

Common Stocks — (3.2)%

Security	Shares		Value
China — (3.2)%
Agricultural Bank of China, Ltd., Class H		(21,653,000)	$(8,749,111)
Bank of China, Ltd., Class H		(22,955,000)	(8,701,741)
China Construction Bank Corp., Class H		(13,327,000)	(8,937,808)
Industrial & Commercial Bank of China, Class H		(15,813,000)	(9,016,461)

Total China			$(35,405,121)

Total Common Stocks (proceeds $33,887,594)			$(35,405,121)

Total Securities Sold Short (proceeds $174,257,345)			$(176,358,993)

Basis for Consolidation

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GMAP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at July 31, 2012 were $41,245,373 or 3.7% of the Portfolio’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Portfolio and the Subsidiary.

A summary of open financial instruments at July 31, 2012 is as follows:

Forward Commodity Contracts(1)

Sales

Settlement Date	Deliver	In Exchange For	Counterparty	Net Unrealized Depreciation
8/29/12	Gold 8,388 Troy Ounces	United States Dollar 13,185,884	Citibank NA	$(352,854)
8/29/12	Gold 3,113 Troy Ounces	United States Dollar 4,883,571	Merrill Lynch International	(141,873)

				$(494,727)

(1)	Non-deliverable contracts that are settled with the counterparty in cash.

Forward Foreign Currency Exchange Contracts

Sales

Settlement Date	Deliver	In Exchange For	Counterparty	Net Unrealized Appreciation (Depreciation)
8/2/12	Serbian Dinar 30,000,000	Euro 255,163	Citibank NA	$358
8/7/12	New Taiwan Dollar 457,748,000	United States Dollar 15,285,271	Australia and New Zealand Banking Group Limited	17,211
8/7/12	New Taiwan Dollar 505,958,000	United States Dollar 16,895,115	Barclays Bank PLC	19,023
8/8/12	Chilean Peso 2,110,840,522	United States Dollar 4,299,064	Citibank NA	(69,520)
8/8/12	Euro 37,803,204	United States Dollar 47,562,479	Deutsche Bank	1,046,335
8/8/12	South African Rand 41,900,000	United States Dollar 4,940,513	Deutsche Bank	(118,398)
8/8/12	South African Rand 380,662,481	United States Dollar 45,517,456	Standard Bank	(442,877)
8/9/12	Serbian Dinar 55,500,000	Euro 472,542	Barclays Bank PLC	2,271
8/9/12	Serbian Dinar 255,200,000	Euro 2,161,247	Barclays Bank PLC	(3,824)
8/9/12	Serbian Dinar 118,674,000	Euro 1,008,370	Citibank NA	2,330
8/9/12	Serbian Dinar 53,000,000	Euro 449,343	JPMorgan Chase Bank	(186)
8/13/12	Euro 9,680,000	United States Dollar 11,874,746	Goldman Sachs International	(36,975)
8/13/12	Euro 78,784,000	United States Dollar 96,901,956	Goldman Sachs International	(45,671)
8/13/12	Hong Kong Dollar 93,500,000	United States Dollar 12,053,520	State Street Bank and Trust Co.	(4,098)
8/13/12	Japanese Yen 3,582,000,000	United States Dollar 45,258,702	Goldman Sachs International	(595,916)
8/20/12	Euro 855,497	United States Dollar 1,050,748	Australia and New Zealand Banking Group Limited	(2,066)

Settlement Date	Deliver	In Exchange For	Counterparty	Net Unrealized Appreciation (Depreciation)
8/20/12	Euro 52,203,103	United States Dollar 63,841,263	Australia and New Zealand Banking Group Limited	$(402,233)
8/20/12	Euro 35,806,536	United States Dollar 43,807,148	Bank of America	(257,991)
8/20/12	Euro 1,728,361	United States Dollar 2,127,820	Goldman Sachs International	821
8/20/12	Euro 43,083,710	United States Dollar 52,658,634	Goldman Sachs International	(362,125)
8/20/12	New Taiwan Dollar 151,476,000	United States Dollar 5,073,893	Australia and New Zealand Banking Group Limited	16,302
8/20/12	New Taiwan Dollar 167,045,000	United States Dollar 5,595,398	Bank of America	17,977
8/20/12	New Taiwan Dollar 147,899,000	United States Dollar 4,954,077	Citibank NA	15,917
8/20/12	New Taiwan Dollar 132,357,000	United States Dollar 4,434,219	HSBC Bank USA	14,987
8/27/12	Chilean Peso 335,461,225	United States Dollar 678,179	Credit Suisse International	(14,110)
8/28/12	British Pound Sterling 1,122,392	United States Dollar 1,741,649	Citibank NA	(18,067)
8/29/12	South African Rand 23,955,858	United States Dollar 2,840,223	Barclays Bank PLC	(43,789)
9/4/12	New Taiwan Dollar 546,566,000	United States Dollar 18,335,234	Barclays Bank PLC	64,601
9/4/12	New Taiwan Dollar 668,017,000	United States Dollar 22,412,165	Deutsche Bank	81,662
9/5/12	Chilean Peso 331,466,930	United States Dollar 682,733	State Street Bank and Trust Co.	(393)
9/7/12	Euro 34,731,710	United States Dollar 43,133,137	Bank of America	381,910
9/25/12	New Taiwan Dollar 145,869,000	United States Dollar 4,898,714	Australia and New Zealand Banking Group Limited	20,152
9/25/12	New Taiwan Dollar 94,927,000	United States Dollar 3,175,347	Deutsche Bank	531
9/25/12	New Taiwan Dollar 149,465,000	United States Dollar 5,018,635	HSBC Bank USA	19,806
9/25/12	New Taiwan Dollar 157,326,000	United States Dollar 5,282,587	Nomura International PLC	20,848
10/3/12	New Zealand Dollar 65,858,776	United States Dollar 53,059,782	Goldman Sachs International	(54,254)
10/29/12	Russian Ruble 122,527,000	United States Dollar 3,826,278	Deutsche Bank	79,337
10/29/12	Russian Ruble 141,195,000	United States Dollar 4,408,211	HSBC Bank USA	90,393
10/29/12	Russian Ruble 61,278,000	United States Dollar 1,913,144	Standard Chartered Bank	39,230
11/5/12	Brazilian Real 9,589,000	United States Dollar 4,641,785	Barclays Bank PLC	36,671
11/5/12	Brazilian Real 9,498,000	United States Dollar 4,595,955	State Street Bank and Trust Co.	34,543

Settlement Date	Deliver	In Exchange For	Counterparty	Net Unrealized Appreciation (Depreciation)
11/7/12	New Turkish Lira 21,000,000	United States Dollar 10,649,087	Barclays Bank PLC	$(872,969)
11/8/12	Euro 632,000	United States Dollar 871,577	JPMorgan Chase Bank	92,986
11/15/12	Euro 1,885,000	United States Dollar 2,558,284	Goldman Sachs International	235,821
11/23/12	Euro 982,000	United States Dollar 1,334,450	Credit Suisse International	124,408
11/29/12	Euro 2,515,000	United States Dollar 3,374,627	Standard Chartered Bank	275,316
1/24/13	Euro 1,910,000	United States Dollar 2,492,359	Standard Chartered Bank	136,662
1/31/13	Euro 839,000	United States Dollar 1,104,527	State Street Bank and Trust Co.	69,640
2/7/13	Euro 973,000	United States Dollar 1,292,694	Standard Chartered Bank	92,395
2/28/13	Euro 1,989,000	United States Dollar 2,663,917	Standard Chartered Bank	209,488
3/14/13	Euro 1,716,000	United States Dollar 2,241,645	Goldman Sachs International	123,645
3/28/13	Euro 2,215,000	United States Dollar 2,954,256	Goldman Sachs International	219,773
4/4/13	Euro 2,000,000	United States Dollar 2,656,040	Goldman Sachs International	186,717

				$444,605

Purchases

Settlement Date	In Exchange For	Deliver	Counterparty	Net Unrealized Appreciation (Depreciation)
8/2/12	Serbian Dinar 30,000,000	Euro 255,499	Barclays Bank PLC	$(1,086)
8/2/12	Philippine Peso 96,310,000	United States Dollar 2,270,017	JPMorgan Chase Bank	37,086
8/8/12	New Turkish Lira 13,529,955	South African Rand 61,167,804	Bank of America	144,508
8/8/12	Philippine Peso 386,535,000	United States Dollar 9,191,178	JPMorgan Chase Bank	67,448
8/9/12	Malaysian Ringgit 12,686,000	United States Dollar 3,971,822	JPMorgan Chase Bank	82,273
8/13/12	Polish Zloty 19,642,811	Euro 4,546,000	Barclays Bank PLC	277,743
8/13/12	Polish Zloty 6,970,000	Euro 1,655,857	Barclays Bank PLC	45,926
8/13/12	Polish Zloty 51,231,574	Euro 12,121,800	Deutsche Bank	398,169
8/13/12	Polish Zloty 14,788,000	Euro 3,401,260	Goldman Sachs International	235,154
8/13/12	Polish Zloty 51,231,574	Euro 12,124,381	JPMorgan Chase Bank	394,992
8/13/12	Polish Zloty 21,812,000	Euro 5,018,522	JPMorgan Chase Bank	344,717

Settlement Date	In Exchange For	Deliver	Counterparty	Net Unrealized Appreciation (Depreciation)
8/13/12	Hong Kong Dollar 93,500,000	United States Dollar 12,057,049	Standard Chartered Bank	$570
8/13/12	Mexican Peso 196,106,000	United States Dollar 14,570,297	Toronto-Dominion Bank	161,039
8/13/12	South Korean Won 8,924,479,000	United States Dollar 7,795,190	Deutsche Bank	102,870
8/13/12	South Korean Won 8,714,805,000	United States Dollar 7,611,848	Toronto-Dominion Bank	100,653
8/13/12	Yuan Offshore Renminbi 15,060,000	United States Dollar 2,375,657	Nomura International PLC	(5,484)
8/14/12	Philippine Peso 327,075,000	United States Dollar 7,613,300	Australia and New Zealand Banking Group Limited	220,405
8/14/12	Philippine Peso 327,075,000	United States Dollar 7,614,187	Bank of America	219,519
8/14/12	Philippine Peso 345,758,000	United States Dollar 8,047,247	HSBC Bank USA	233,931
8/14/12	Philippine Peso 50,640,000	United States Dollar 1,207,756	Standard Chartered Bank	5,112
8/16/12	Hong Kong Dollar 37,822,370	United States Dollar 4,876,846	Citibank NA	715
8/16/12	Hong Kong Dollar 163,276,788	United States Dollar 21,058,462	Goldman Sachs International	(2,337)
8/16/12	Hong Kong Dollar 52,865,646	United States Dollar 6,816,097	Nomura International PLC	1,441
8/16/12	Hong Kong Dollar 8,977,856	United States Dollar 1,157,488	Nomura International PLC	293
8/16/12	South Korean Won 10,973,997,000	United States Dollar 9,518,850	JPMorgan Chase Bank	194,573
8/16/12	South Korean Won 12,180,575,000	United States Dollar 10,569,746	Standard Chartered Bank	211,656
8/16/12	Yuan Offshore Renminbi 83,631,000	United States Dollar 13,104,610	Barclays Bank PLC	9,390
8/16/12	Yuan Offshore Renminbi 75,076,000	United States Dollar 11,764,263	JPMorgan Chase Bank	8,245
8/16/12	Yuan Offshore Renminbi 85,560,500	United States Dollar 13,406,534	Nomura International PLC	10,027
8/20/12	Mexican Peso 24,730,000	United States Dollar 1,804,283	BNP Paribas SA	52,203
8/20/12	Mexican Peso 340,700,000	United States Dollar 24,185,419	Standard Chartered Bank	1,391,001
8/20/12	Yuan Offshore Renminbi 93,131,000	United States Dollar 14,721,941	Nomura International PLC	(51,967)
8/27/12	Polish Zloty 47,454,500	Euro 11,251,541	HSBC Bank USA	314,040
8/27/12	South Korean Won 8,360,440,000	United States Dollar 7,193,014	Australia and New Zealand Banking Group Limited	211,438
8/27/12	South Korean Won 9,277,704,000	United States Dollar 7,981,507	Barclays Bank PLC	235,323
8/29/12	South African Rand 7,612,019	United States Dollar 920,772	Australia and New Zealand Banking Group Limited	(4,372)

Settlement Date	In Exchange For	Deliver	Counterparty	Net Unrealized Appreciation (Depreciation)
8/29/12	South African Rand 4,865,602	United States Dollar 584,500	Deutsche Bank	$1,263
8/29/12	South African Rand 17,392,914	United States Dollar 2,086,929	Goldman Sachs International	6,979
8/29/12	South African Rand 9,243,689	United States Dollar 1,131,942	JPMorgan Chase Bank	(19,107)
8/31/12	Norwegian Krone 133,148,315	Euro 17,808,505	Barclays Bank PLC	147,945
8/31/12	Norwegian Krone 133,148,315	Euro 17,811,292	Deutsche Bank	144,515
9/11/12	South Korean Won 8,633,259,000	United States Dollar 7,551,572	BNP Paribas SA	93,682
9/11/12	South Korean Won 9,541,741,000	United States Dollar 8,343,965	Nomura International PLC	105,802
9/12/12	Yuan Offshore Renminbi 44,691,000	United States Dollar 7,044,609	Barclays Bank PLC	5,795
9/12/12	Yuan Offshore Renminbi 45,793,500	United States Dollar 7,218,964	Citibank NA	5,369
9/12/12	Yuan Offshore Renminbi 43,504,000	United States Dollar 6,858,044	Nomura International PLC	5,101
9/17/12	Singapore Dollar 59,705,000	United States Dollar 47,164,073	Standard Chartered Bank	815,561
9/17/12	Yuan Offshore Renminbi 39,224,000	United States Dollar 6,181,583	BNP Paribas SA	4,959
9/17/12	Yuan Offshore Renminbi 31,126,000	United States Dollar 4,905,440	JPMorgan Chase Bank	3,858
9/20/12	Ugandan Shilling 7,027,000,000	United States Dollar 2,786,281	Barclays Bank PLC	(5,622)
9/24/12	Ugandan Shilling 1,388,900,000	United States Dollar 551,151	JPMorgan Chase Bank	(2,406)
9/24/12	Ugandan Shilling 1,217,300,000	United States Dollar 482,481	Standard Chartered Bank	(1,534)
9/25/12	Swedish Krona 116,852,000	Euro 13,793,543	Barclays Bank PLC	161,997
9/25/12	Swedish Krona 116,851,890	Euro 13,792,960	Deutsche Bank	162,698
9/26/12	Ugandan Shilling 2,482,000,000	United States Dollar 980,640	Citibank NA	(783)
9/27/12	Ugandan Shilling 1,947,000,000	United States Dollar 766,837	Barclays Bank PLC	1,510
9/27/12	Ugandan Shilling 2,115,000,000	United States Dollar 834,649	Citibank NA	(3)
9/28/12	Ugandan Shilling 2,251,000,000	United States Dollar 887,968	Barclays Bank PLC	1
9/28/12	Ugandan Shilling 2,428,000,000	United States Dollar 959,684	Citibank NA	(1,891)

Settlement Date	In Exchange For	Deliver	Counterparty	Net Unrealized Appreciation (Depreciation)
9/28/12	Ugandan Shilling 2,428,000,000	United States Dollar 958,547	JPMorgan Chase Bank	$(755)
9/28/12	Ugandan Shilling 2,164,900,000	United States Dollar 856,538	JPMorgan Chase Bank	(2,533)
9/28/12	Ugandan Shilling 1,649,000,000	United States Dollar 652,552	Standard Chartered Bank	(2,058)
10/9/12	Euro 1,350,206	Croatian Kuna 10,430,340	Credit Suisse International	(42,090)
10/9/12	Croatian Kuna 25,480,447	Euro 3,379,370	Deutsche Bank	3,163
10/9/12	Croatian Kuna 26,101,231	Euro 3,446,162	JPMorgan Chase Bank	22,376
10/17/12	Ugandan Shilling 12,440,000,000	United States Dollar 4,846,124	JPMorgan Chase Bank	8,366
10/17/12	Ugandan Shilling 5,464,000,000	United States Dollar 2,130,214	Standard Chartered Bank	2,015
10/18/12	Ugandan Shilling 5,295,000,000	United States Dollar 2,072,407	JPMorgan Chase Bank	(7,397)
10/18/12	Ugandan Shilling 6,298,000,000	United States Dollar 2,471,743	Standard Chartered Bank	(15,570)
10/22/12	Yuan Offshore Renminbi 3,300,000	United States Dollar 524,642	Citibank NA	(5,114)
10/23/12	Euro 3,097,398	Croatian Kuna 24,042,000	Barclays Bank PLC	(111,893)
10/29/12	Russian Ruble 146,250,000	United States Dollar 4,384,738	Bank of America	87,665
10/29/12	Russian Ruble 178,750,000	United States Dollar 5,347,794	Credit Suisse International	118,477
10/29/12	Yuan Offshore Renminbi 1,970,000	United States Dollar 312,203	Citibank NA	(2,203)
10/30/12	Yuan Offshore Renminbi 60,591,067	United States Dollar 9,516,274	HSBC Bank USA	17,744
10/30/12	Yuan Offshore Renminbi 51,093,533	United States Dollar 8,023,986	Standard Chartered Bank	15,593
11/5/12	Yuan Offshore Renminbi 4,480,000	United States Dollar 709,422	Bank of America	(4,720)
11/7/12	New Turkish Lira 21,003,595	United States Dollar 11,399,509	Deutsche Bank	124,520
11/13/12	Yuan Offshore Renminbi 7,080,000	United States Dollar 1,128,287	Bank of America	(14,979)
11/19/12	Yuan Offshore Renminbi 3,100,000	United States Dollar 488,574	Deutsche Bank	(1,231)
12/14/12	Hungarian Forint 258,409,906	United States Dollar 1,085,528	Goldman Sachs International	22,749
1/17/13	Euro 2,198,578	Croatian Kuna 17,109,338	Barclays Bank PLC	(66,791)

				$7,428,237

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)
8/12	559 Hang Seng H-Shares	Long	$33,303,416	$34,759,539	$1,456,123
9/12	401 Dow Jones Euro Stoxx 50 Index	Short	(10,459,874)	(11,486,126)	(1,026,252)
9/12	295 Euro-Bobl	Short	(46,200,238)	(46,369,152)	(168,914)
9/12	114 Euro-Schatz	Short	(15,531,225)	(15,561,764)	(30,538)
9/12	42 Japan 10-Year Bond	Short	(77,042,112)	(77,419,776)	(377,664)
9/12	77 U.S. 10-Year Treasury Note	Short	(10,293,968)	(10,368,531)	(74,563)
10/12	424 Platinum	Long	31,119,256	30,038,281	(1,080,976)

					$(1,302,784)

Euro-Bobl: Medium-term debt securities issued by the Federal Republic of Germany with a term to maturity of 4.5 to 5 years.

Euro-Schatz: Short-term debt securities issued by the Federal Republic of Germany with a term to maturity of 1.75 to 2.25 years.

Hang Seng H-Shares: Hang Seng China Enterprises Index comprised of H-Shares listed on the Hong Kong Stock Exchange.

Japan 10-Year Bond: Japanese Government Bonds (JGB) having a maturity of 7 years or more but less than 11 years.

Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Bank of America	HUF	787,130	Receives	6-month HUF BUBOR	7.32%	12/16/16	$(232,486)
Bank of America	HUF	312,000	Pays	6-month HUF BUBOR	6.99	12/19/16	47,108
Bank of America	HUF	312,000	Receives	6-month HUF BUBOR	7.29	12/19/16	(89,986)
Bank of America	HUF	260,000	Pays	6-month HUF BUBOR	6.97	12/20/16	24,531
Bank of America	HUF	260,000	Receives	6-month HUF BUBOR	7.34	12/20/16	(77,457)
Bank of America	HUF	358,000	Pays	6-month HUF BUBOR	6.91	12/21/16	32,156
Bank of America	HUF	358,000	Receives	6-month HUF BUBOR	7.37	12/21/16	(110,097)
Bank of America	HUF	111,400	Receives	6-month HUF BUBOR	7.32	12/22/16	(32,812)
Bank of America	HUF	233,000	Receives	6-month HUF BUBOR	7.93	1/10/17	(95,812)
Bank of America	HUF	339,000	Pays	6-month HUF BUBOR	6.95	1/17/17	41,250
Bank of America	HUF	339,000	Receives	6-month HUF BUBOR	7.91	1/17/17	(138,304)
Bank of America	PLN	12,640	Pays	6-month PLN WIBOR	4.34	7/30/17	576
Barclays Bank PLC	PLN	39,020	Pays	6-month PLN WIBOR	4.43	7/27/17	47,413
Barclays Bank PLC	PLN	21,490	Pays	6-month PLN WIBOR	4.32	8/2/17	(3,763)
Citibank NA	PLN	17,853	Pays	6-month PLN WIBOR	4.33	7/30/17	225
Citibank NA	PLN	13,400	Pays	6-month PLN WIBOR	4.31	8/2/17	(3,229)
Credit Suisse International	HUF	492,670	Pays	6-month HUF BUBOR	6.93	12/16/16	69,579
Credit Suisse International	HUF	492,670	Receives	6-month HUF BUBOR	7.32	12/16/16	(145,732)
Credit Suisse International	HUF	120,600	Pays	6-month HUF BUBOR	6.98	12/22/16	11,935

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Credit Suisse International	HUF	120,600	Receives	6-month HUF BUBOR	7.29%	12/22/16	$(34,839)
Credit Suisse International	HUF	103,000	Pays	6-month HUF BUBOR	6.99	12/27/16	10,579
Credit Suisse International	HUF	103,000	Receives	6-month HUF BUBOR	7.38	12/27/16	(31,565)
Credit Suisse International	HUF	400,000	Receives	6-month HUF BUBOR	7.92	1/11/17	(163,665)
Credit Suisse International	HUF	514,000	Receives	6-month HUF BUBOR	7.63	1/16/17	(182,623)
Credit Suisse International	HUF	176,000	Pays	6-month HUF BUBOR	7.10	1/17/17	24,192
Credit Suisse International	HUF	176,000	Receives	6-month HUF BUBOR	7.83	1/17/17	(69,160)
Credit Suisse International	HUF	186,000	Receives	6-month HUF BUBOR	7.75	1/20/17	(70,344)
Deutsche Bank	HUF	182,820	Pays	6-month HUF BUBOR	7.01	1/19/17	23,074
Deutsche Bank	HUF	182,820	Receives	6-month HUF BUBOR	7.98	1/19/17	(77,024)
Deutsche Bank	PLN	7,207	Pays	6-month PLN WIBOR	4.34	7/30/17	804
Deutsche Bank	PLN	31,119	Pays	6-month PLN WIBOR	4.36	8/1/17	11,066
Goldman Sachs International	PLN	6,181	Pays	6-month PLN WIBOR	4.35	8/1/17	1,219
JPMorgan Chase Bank	HUF	1,612,000	Pays	6-month HUF BUBOR	6.93	12/19/16	231,703
JPMorgan Chase Bank	HUF	1,612,000	Receives	6-month HUF BUBOR	7.26	12/19/16	(455,804)
JPMorgan Chase Bank	HUF	529,000	Pays	6-month HUF BUBOR	6.94	12/20/16	50,069
JPMorgan Chase Bank	HUF	529,000	Receives	6-month HUF BUBOR	7.34	12/20/16	(157,814)
JPMorgan Chase Bank	HUF	642,000	Receives	6-month HUF BUBOR	7.36	12/21/16	(194,246)
JPMorgan Chase Bank	HUF	627,500	Pays	6-month HUF BUBOR	6.99	12/22/16	97,200
JPMorgan Chase Bank	HUF	627,500	Receives	6-month HUF BUBOR	7.30	12/22/16	(182,457)
JPMorgan Chase Bank	HUF	616,000	Receives	6-month HUF BUBOR	7.37	12/27/16	(187,616)
JPMorgan Chase Bank	HUF	227,000	Receives	6-month HUF BUBOR	7.75	1/20/17	(85,850)
Morgan Stanley & Co. International PLC	HUF	671,000	Pays	6-month HUF BUBOR	6.94	12/19/16	97,043
Morgan Stanley & Co. International PLC	HUF	671,000	Receives	6-month HUF BUBOR	7.26	12/19/16	(189,731)
Morgan Stanley & Co. International PLC	HUF	265,000	Pays	6-month HUF BUBOR	7.02	12/20/16	26,641
Morgan Stanley & Co. International PLC	HUF	265,000	Receives	6-month HUF BUBOR	7.36	12/20/16	(79,946)
Nomura International PLC	HUF	457,000	Pays	6-month HUF BUBOR	6.99	12/21/16	70,326
Nomura International PLC	HUF	457,000	Receives	6-month HUF BUBOR	7.39	12/21/16	(140,589)

							$(2,314,262)

HUF - Hungarian Forint

PLN - Polish Zloty

Credit Default Swaps — Sell Protection

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Argentina	Bank of America	$3,476	5.00	%(1)	6/20/13	6.61%	$(28,103)	$(20,295)	$(48,398)
Argentina	Bank of America	3,370	5.00	(1)	6/20/13	6.61	(27,247)	(25,954)	(53,201)

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Argentina	Bank of America	$3,468	5.00	%(1)	6/20/13	6.61%	$(28,043)	$(27,596)	$(55,639)
Argentina	Bank of America	6,951	5.00	(1)	6/20/13	6.61	(56,206)	(39,418)	(95,624)
Argentina	Bank of America	19,517	5.00	(1)	6/20/13	6.61	(157,808)	(48,522)	(206,330)
Argentina	Bank of America	13,100	5.00	(1)	9/20/13	7.38	(265,939)	526,072	260,133
Argentina	Citibank NA	17,440	5.00	(1)	9/20/12	5.20	96,938	(36,730)	60,208
Argentina	Citibank NA	5,490	5.00	(1)	9/20/13	7.38	(111,451)	220,429	108,978
Argentina	Credit Suisse International	3,253	5.00	(1)	6/20/13	6.61	(26,303)	(8,087)	(34,390)
Argentina	Credit Suisse International	3,552	5.00	(1)	6/20/13	6.61	(28,720)	(14,765)	(43,485)
Argentina	Credit Suisse International	3,464	5.00	(1)	6/20/13	6.61	(28,009)	(20,281)	(48,290)
Argentina	Credit Suisse International	3,688	5.00	(1)	6/20/13	6.61	(29,820)	(21,592)	(51,412)
Argentina	Deutsche Bank	3,219	5.00	(1)	6/20/13	6.61	(26,031)	(18,839)	(44,870)
Argentina	Deutsche Bank	3,464	5.00	(1)	6/20/13	6.61	(28,009)	(20,281)	(48,290)
Argentina	Deutsche Bank	3,468	5.00	(1)	6/20/13	6.61	(28,044)	(27,597)	(55,641)
Argentina	Deutsche Bank	5,680	5.00	(1)	6/20/13	6.61	(45,927)	(30,922)	(76,849)
Argentina	Goldman Sachs International	10,000	5.00	(1)	9/20/13	7.38	(203,007)	401,510	198,503
Argentina	Morgan Stanley & Co. International PLC	5,000	5.00	(1)	9/20/13	7.38	(101,504)	(50,276)	(151,780)
Poland	Barclays Bank PLC	9,440	1.00	(1)	9/20/22	2.10	(885,787)	1,092,609	206,822
Poland	Barclays Bank PLC	4,800	1.00	(1)	9/20/22	2.10	(450,400)	599,347	148,947
Poland	Deutsche Bank	2,000	1.00	(1)	6/20/22	2.08	(182,068)	337,142	155,074
Poland	Goldman Sachs International	11,560	1.00	(1)	9/20/22	2.10	(1,084,713)	1,286,003	201,290
South Africa	Bank of America	3,190	1.00	(1)	12/20/15	0.89	16,007	18,261	34,268
South Africa	Bank of America	890	1.00	(1)	12/20/15	0.89	4,466	4,861	9,327
South Africa	Bank of America	7,500	1.00	(1)	9/20/17	1.00	(108,932)	252,633	143,701
South Africa	Barclays Bank PLC	3,830	1.00	(1)	12/20/15	0.89	19,218	24,345	43,563
South Africa	Barclays Bank PLC	2,280	1.00	(1)	12/20/15	0.89	11,440	14,615	26,055
South Africa	Barclays Bank PLC	5,000	1.00	(1)	9/20/17	1.32	(72,626)	140,322	67,696
South Africa	Barclays Bank PLC	2,510	1.00	(1)	9/20/17	1.32	(36,459)	65,582	29,123
South Africa	BNP Paribas SA	4,190	1.00	(1)	9/20/17	1.32	(60,861)	113,454	52,593
South Africa	Citibank NA	4,800	1.00	(1)	9/20/15	0.81	34,323	84,243	118,566
South Africa	Credit Suisse International	4,785	1.00	(1)	12/20/15	0.89	24,010	33,435	57,445
South Africa	Credit Suisse International	2,000	1.00	(1)	12/20/15	0.89	10,035	12,035	22,070
South Africa	Credit Suisse International	890	1.00	(1)	12/20/15	0.89	4,466	5,713	10,179
South Africa	Credit Suisse International	9,000	1.00	(1)	3/20/16	0.95	26,133	102,647	128,780
South Africa	Credit Suisse International	8,100	1.00	(1)	3/20/16	0.95	23,520	52,234	75,754
South Africa	Credit Suisse International	3,700	1.00	(1)	9/20/17	1.32	(53,740)	135,037	81,297
South Africa	Deutsche Bank	4,860	1.00	(1)	9/20/17	1.32	(70,588)	181,835	111,247
South Africa	Deutsche Bank	5,700	1.00	(1)	9/20/17	1.32	(82,788)	192,001	109,213
South Africa	Goldman Sachs International	15,000	1.00	(1)	9/20/17	1.32	(217,865)	540,271	322,406
South Africa	Goldman Sachs International	3,070	1.00	(1)	9/20/17	1.32	(44,590)	109,122	64,532
South Africa	HSBC Bank USA	5,000	1.00	(1)	9/20/17	1.32	(72,626)	137,950	65,324

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
South Africa	JPMorgan Chase Bank	$7,500	1.00	%(1)	9/20/17	1.32%	$(108,940)	$206,925	$97,985
Spain	Deutsche Bank	1,100	1.00	(1)	3/20/13	3.50	(15,980)	20,734	4,754
Markit CDX North America High Yield Index	Bank of America	1,653	5.00	(1)	6/20/17	5.67	(35,057)	60,356	25,299
Markit CDX North America High Yield Index	Citibank NA	9,276	5.00	(1)	6/20/17	5.67	(196,700)	328,077	131,377
Markit CDX North America High Yield Index	Citibank NA	970	5.00	(1)	6/20/17	5.67	(20,572)	33,711	13,139
Markit CDX North America High Yield Index	Deutsche Bank	12,335	5.00	(1)	6/20/17	5.67	(261,568)	756,596	495,028
Markit CDX North America High Yield Index	JPMorgan Chase Bank	9,039	5.00	(1)	6/20/17	5.67	(191,662)	559,897	368,235

							$(5,204,137)	$8,238,849	$3,034,712

Credit Default Swaps — Buy Protection

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Brazil	Bank of America	$4,600	1.00	%(1)	12/20/20	$224,302	$(122,980)	$101,322
Brazil	Bank of America	1,217	1.00	(1)	12/20/20	59,342	(38,039)	21,303
Brazil	Bank of America	533	1.00	(1)	12/20/20	25,990	(16,296)	9,694
Brazil	Bank of America	280	1.00	(1)	12/20/20	13,654	(8,190)	5,464
Brazil	Barclays Bank PLC	1,430	1.00	(1)	12/20/20	69,729	(45,740)	23,989
Brazil	Barclays Bank PLC	35,000	1.00	(1)	6/20/21	1,869,676	(1,396,834)	472,842
Brazil	Barclays Bank PLC	15,000	1.00	(1)	6/20/22	935,390	(1,385,481)	(450,091)
Brazil	Citibank NA	2,400	1.00	(1)	9/20/20	111,315	(94,116)	17,199
Brazil	Citibank NA	270	1.00	(1)	12/20/20	13,166	(7,990)	5,176
Brazil	Citibank NA	11,000	1.00	(1)	9/20/21	612,946	(434,209)	178,737
Brazil	Goldman Sachs International	12,800	1.00	(1)	9/20/22	825,975	(1,170,161)	(344,186)
Brazil	HSBC Bank USA	1,000	1.00	(1)	6/20/21	53,419	(38,541)	14,878
Brazil	Standard Chartered Bank	2,400	1.00	(1)	9/20/20	111,316	(79,611)	31,705
Brazil	Standard Chartered Bank	280	1.00	(1)	12/20/20	13,654	(8,286)	5,368
China	Bank of America	6,100	1.00	(1)	3/20/17	(9,179)	(168,849)	(178,028)
China	Barclays Bank PLC	10,076	1.00	(1)	3/20/17	(15,161)	(253,811)	(268,972)
China	Deutsche Bank	3,700	1.00	(1)	3/20/17	(5,568)	(88,576)	(94,144)

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
China	Deutsche Bank	$4,300	1.00	%(1)	3/20/17	$(6,470)	$(102,940)	$(109,410)
Colombia	Bank of America	3,900	1.00	(1)	9/20/21	162,019	(160,030)	1,989
Colombia	Barclays Bank PLC	2,000	1.00	(1)	6/20/22	94,570	(115,294)	(20,724)
Colombia	Citibank NA	2,100	1.00	(1)	6/20/22	99,299	(164,267)	(64,968)
Colombia	Deutsche Bank	2,500	1.00	(1)	6/20/22	118,213	(172,022)	(53,809)
Colombia	Deutsche Bank	2,080	1.00	(1)	6/20/22	98,354	(164,150)	(65,796)
Colombia	Deutsche Bank	4,100	1.00	(1)	6/20/22	193,870	(269,582)	(75,712)
Colombia	Goldman Sachs International	7,410	1.00	(1)	6/20/17	49,664	(237,751)	(188,087)
Colombia	Goldman Sachs International	2,990	1.00	(1)	9/20/21	124,214	(120,534)	3,680
Colombia	Goldman Sachs International	2,000	1.00	(1)	6/20/22	94,571	(156,445)	(61,874)
Colombia	Goldman Sachs International	2,000	1.00	(1)	6/20/22	94,571	(172,514)	(77,943)
Colombia	HSBC Bank USA	4,040	1.00	(1)	6/20/17	27,078	(131,433)	(104,355)
Colombia	HSBC Bank USA	8,590	1.00	(1)	9/20/21	356,857	(338,531)	18,326
Colombia	Morgan Stanley & Co. International PLC	4,000	1.00	(1)	6/20/22	189,142	(256,004)	(66,862)
Colombia	Morgan Stanley & Co. International PLC	4,470	1.00	(1)	9/20/21	185,699	(183,419)	2,280
Egypt	Citibank NA	1,300	1.00	(1)	12/20/15	172,917	(59,239)	113,678
Egypt	Credit Suisse International	2,130	1.00	(1)	12/20/15	283,319	(90,931)	192,388
Egypt	Credit Suisse International	2,155	1.00	(1)	12/20/15	286,644	(98,208)	188,436
Egypt	Deutsche Bank	4,600	1.00	(1)	12/20/15	611,856	(157,267)	454,589
Hungary	Bank of America	1,800	1.00	(1)	3/20/17	260,648	(299,421)	(38,773)
Hungary	Barclays Bank PLC	900	1.00	(1)	3/20/17	130,324	(149,698)	(19,374)
Hungary	Barclays Bank PLC	2,500	1.00	(1)	3/20/17	362,011	(417,340)	(55,329)
Hungary	Deutsche Bank	1,700	1.00	(1)	3/20/17	246,167	(281,519)	(35,352)
Hungary	Goldman Sachs International	3,400	1.00	(1)	3/20/17	492,334	(560,974)	(68,640)
Hungary	HSBC Bank USA	900	1.00	(1)	3/20/17	130,324	(149,698)	(19,374)
Mexico	Bank of America	1,900	1.00	(1)	6/20/22	85,681	(121,612)	(35,931)
Mexico	Bank of America	3,910	1.00	(1)	6/20/22	176,323	(284,353)	(108,030)
Mexico	Barclays Bank PLC	1,000	1.00	(1)	6/20/22	45,095	(76,283)	(31,188)
Mexico	Citibank NA	1,250	1.00	(1)	6/20/22	56,369	(82,156)	(25,787)
Mexico	Deutsche Bank	1,900	1.00	(1)	6/20/22	85,681	(123,103)	(37,422)
Mexico	Deutsche Bank	2,020	1.00	(1)	6/20/22	91,093	(145,326)	(54,233)
Mexico	Deutsche Bank	1,850	1.00	(1)	6/20/22	83,426	(143,852)	(60,426)
Mexico	Deutsche Bank	3,900	1.00	(1)	6/20/22	175,872	(262,592)	(86,720)
Mexico	Goldman Sachs International	1,900	1.00	(1)	6/20/22	85,681	(123,114)	(37,433)
Mexico	Goldman Sachs International	1,950	1.00	(1)	6/20/22	87,936	(152,383)	(64,447)
Philippines	Bank of America	1,400	1.00	(1)	12/20/15	(11,254)	(13,240)	(24,494)
Philippines	Bank of America	2,000	1.00	(1)	12/20/15	(16,077)	(17,733)	(33,810)
Philippines	Barclays Bank PLC	2,400	1.00	(1)	12/20/15	(19,292)	(32,308)	(51,600)
Philippines	Barclays Bank PLC	1,000	1.00	(1)	3/20/16	(5,126)	(14,547)	(19,673)
Philippines	Barclays Bank PLC	1,600	1.00	(1)	3/20/16	(8,201)	(12,874)	(21,075)
Philippines	Barclays Bank PLC	1,400	1.00	(1)	3/20/16	(7,176)	(14,523)	(21,699)
Philippines	Barclays Bank PLC	1,600	1.00	(1)	3/20/16	(8,201)	(19,227)	(27,428)
Philippines	Barclays Bank PLC	2,100	1.00	(1)	3/20/16	(10,764)	(23,737)	(34,501)
Philippines	Barclays Bank PLC	2,500	1.00	(1)	3/20/16	(12,814)	(35,715)	(48,529)
Philippines	Citibank NA	6,600	1.00	(1)	9/20/15	(72,512)	(114,318)	(186,830)
Philippines	Citibank NA	2,000	1.00	(1)	3/20/16	(10,251)	(23,350)	(33,601)
Philippines	Credit Suisse International	8,100	1.00	(1)	12/20/16	41,661	(196,442)	(154,781)
Philippines	Deutsche Bank	1,000	1.00	(1)	12/20/15	(8,038)	(10,126)	(18,164)
Philippines	Deutsche Bank	1,300	1.00	(1)	12/20/15	(10,450)	(12,315)	(22,765)
Philippines	Deutsche Bank	2,300	1.00	(1)	12/20/15	(18,489)	(23,204)	(41,693)
Philippines	Goldman Sachs International	2,000	1.00	(1)	3/20/16	(10,251)	(24,021)	(34,272)
Philippines	Standard Chartered Bank	1,000	1.00	(1)	12/20/15	(8,039)	(8,469)	(16,508)

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Philippines	Standard Chartered Bank	$2,600	1.00	%(1)	3/20/16	$(13,327)	$(32,991)	$(46,318)
Russia	Barclays Bank PLC	4,800	1.00	(1)	9/20/22	504,064	(678,147)	(174,083)
Russia	Deutsche Bank	2,000	1.00	(1)	6/20/22	203,881	(351,637)	(147,756)
Russia	Morgan Stanley & Co. International PLC	9,440	1.00	(1)	9/20/22	991,326	(1,349,644)	(358,318)
Russia	Morgan Stanley & Co. International PLC	11,560	1.00	(1)	9/20/22	1,213,954	(1,645,077)	(431,123)
South Africa	Bank of America	3,190	1.00	(1)	12/20/20	165,913	(113,052)	52,861
South Africa	Bank of America	890	1.00	(1)	12/20/20	46,290	(28,756)	17,534
South Africa	Bank of America	7,500	1.00	(1)	9/20/22	520,885	(750,578)	(229,693)
South Africa	Barclays Bank PLC	3,830	1.00	(1)	12/20/20	199,199	(130,673)	68,526
South Africa	Barclays Bank PLC	2,280	1.00	(1)	12/20/20	118,584	(73,393)	45,191
South Africa	Barclays Bank PLC	3,100	1.00	(1)	9/20/22	215,300	(266,374)	(51,074)
South Africa	BNP Paribas	3,100	1.00	(1)	9/20/22	215,300	(273,686)	(58,386)
South Africa	Citibank NA	4,800	1.00	(1)	9/20/20	236,987	(256,106)	(19,119)
South Africa	Credit Suisse International	4,785	1.00	(1)	12/20/20	248,869	(172,734)	76,135
South Africa	Credit Suisse International	2,000	1.00	(1)	12/20/20	104,021	(71,366)	32,655
South Africa	Credit Suisse International	890	1.00	(1)	12/20/20	46,289	(30,573)	15,716
South Africa	Credit Suisse International	8,100	1.00	(1)	3/20/21	442,100	(309,299)	132,801
South Africa	Credit Suisse International	9,000	1.00	(1)	3/20/21	491,223	(402,794)	88,429
South Africa	Credit Suisse International	20,000	1.00	(1)	12/20/21	1,243,987	(1,753,014)	(509,027)
South Africa	Credit Suisse International	3,700	1.00	(1)	9/20/22	256,963	(384,493)	(127,530)
South Africa	Deutsche Bank	4,860	1.00	(1)	9/20/22	337,524	(485,458)	(147,934)
South Africa	Deutsche Bank	5,700	1.00	(1)	9/20/22	395,861	(566,924)	(171,063)
South Africa	Goldman Sachs International	3,070	1.00	(1)	9/20/22	213,210	(297,189)	(83,979)
South Africa	Goldman Sachs International	15,000	1.00	(1)	9/20/22	1,041,740	(1,499,160)	(457,420)
Spain	Bank of America	2,400	1.00	(1)	9/20/20	547,848	(217,528)	330,320
Spain	Barclays Bank PLC	2,421	1.00	(1)	9/20/20	552,642	(192,248)	360,394
Spain	Barclays Bank PLC	3,900	1.00	(1)	12/20/20	902,731	(339,224)	563,507
Spain	Barclays Bank PLC	3,200	1.00	(1)	12/20/20	740,692	(399,205)	341,487
Spain	Barclays Bank PLC	1,100	1.00	(1)	12/20/20	254,616	(93,911)	160,705
Spain	Barclays Bank PLC	5,000	1.00	(1)	6/20/21	1,188,401	(439,039)	749,362
Spain	Barclays Bank PLC	5,000	1.00	(1)	6/20/21	1,188,261	(494,540)	693,721
Spain	Barclays Bank PLC	5,000	1.00	(1)	3/20/22	1,232,042	(957,303)	274,739
Spain	Credit Suisse International	2,200	1.00	(1)	3/20/21	516,037	(294,809)	221,228
Spain	Credit Suisse International	5,000	1.00	(1)	6/20/21	1,188,400	(479,367)	709,033
Spain	Deutsche Bank	3,500	1.00	(1)	12/20/20	810,132	(349,139)	460,993
Spain	Deutsche Bank	10,730	1.00	(1)	6/20/22	2,674,188	(2,940,742)	(266,554)
Thailand	Bank of America	1,000	1.00	(1)	3/20/16	(499)	(3,375)	(3,874)
Thailand	Barclays Bank PLC	3,000	1.00	(1)	3/20/16	(1,496)	(2,030)	(3,526)
Thailand	Barclays Bank PLC	1,400	1.00	(1)	3/20/16	(698)	(7,021)	(7,719)
Thailand	Citibank NA	7,900	1.00	(1)	12/20/16	55,927	(274,417)	(218,490)
Thailand	Goldman Sachs International	4,100	1.00	(1)	3/20/16	(2,044)	(24,849)	(26,893)
Thailand	Standard Chartered Bank	3,300	1.00	(1)	9/20/15	(16,056)	(27,028)	(43,084)
Tunisia	Barclays Bank PLC	970	1.00	(1)	9/20/17	81,006	(91,589)	(10,583)
Tunisia	Barclays Bank PLC	1,000	1.00	(1)	9/20/17	83,512	(89,933)	(6,421)
Tunisia	Deutsche Bank	3,800	1.00	(1)	6/20/17	298,115	(294,002)	4,113
Tunisia	Deutsche Bank	2,150	1.00	(1)	6/20/17	168,670	(175,581)	(6,911)
Tunisia	Goldman Sachs International	2,100	1.00	(1)	9/20/17	175,365	(178,760)	(3,395)
Tunisia	Goldman Sachs International	2,250	1.00	(1)	9/20/17	187,892	(197,385)	(9,493)
Tunisia	Goldman Sachs International	2,100	1.00	(1)	9/20/17	175,374	(193,798)	(18,424)
Tunisia	JPMorgan Chase Bank	4,520	1.00	(1)	9/20/17	377,472	(427,582)	(50,110)

Reference Entity	Counterparty	Notional Amount (000’s omitted)		Contract Annual Fixed Rate**		Termination Date	Market Value	Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Tunisia	Morgan Stanley & Co. International PLC		$500	1.00	%(1)	6/20/17	$39,226	$(40,804)	$(1,578)
Venezuela	Barclays Bank PLC		824	5.00	(1)	12/20/21	180,209	(184,619)	(4,410)
Venezuela	Barclays Bank PLC		842	5.00	(1)	12/20/21	184,147	(199,303)	(15,156)
Venezuela	Barclays Bank PLC		688	5.00	(1)	12/20/21	150,466	(166,359)	(15,893)
Venezuela	Barclays Bank PLC		872	5.00	(1)	12/20/21	190,708	(210,794)	(20,086)
Venezuela	Barclays Bank PLC		2,336	5.00	(1)	12/20/21	510,887	(531,019)	(20,132)
Venezuela	Barclays Bank PLC		726	5.00	(1)	12/20/21	158,778	(180,661)	(21,883)
Venezuela	Barclays Bank PLC		1,512	5.00	(1)	12/20/21	330,675	(369,720)	(39,045)
Venezuela	Barclays Bank PLC		1,624	5.00	(1)	12/20/21	355,171	(400,454)	(45,283)
Venezuela	Barclays Bank PLC		1,657	5.00	(1)	12/20/21	362,389	(408,149)	(45,760)
Venezuela	Barclays Bank PLC		3,192	5.00	(1)	12/20/21	698,096	(748,348)	(50,252)
Venezuela	Credit Suisse International		746	5.00	(1)	12/20/21	163,151	(189,454)	(26,303)
Venezuela	Deutsche Bank		1,424	5.00	(1)	12/20/21	311,431	(352,271)	(40,840)
Venezuela	Deutsche Bank		1,520	5.00	(1)	12/20/21	332,427	(375,830)	(43,403)
Venezuela	Deutsche Bank		3,730	5.00	(1)	12/20/21	815,758	(869,049)	(53,291)
iTraxx Europe Senior Financials 5- Year Index	Barclays Bank PLC	EUR	15,050	1.00	(1)	6/20/17	1,274,806	(737,398)	537,408
iTraxx Europe Subordinated Financials 5- Year Index	Barclays Bank PLC	EUR	8,166	5.00	(1)	6/20/17	(375,490)	847,169	471,679

							$39,047,552	$(38,702,430)	$345,122

*	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At July 31, 2012, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $283,568,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) annually on the notional amount of the credit default swap contract.

***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

EUR	-	Euro

Cross-Currency Swaps

Counterparty	Notional Amount on Fixed Rate (Currency Received) (000’s omitted)		Notional Amount on Floating Rate (Currency Delivered) (000’s omitted)	Floating Rate	Fixed Rate	Termination Date	Net Unrealized Depreciation
Bank of America	TRY	700	$394	3-month USD- LIBOR-BBA	6.97%	8/18/21	$(45,833)
Citibank NA	TRY	10,951	7,200	3-month USD- LIBOR-BBA	8.23	9/3/20	(184,456)
Citibank NA	TRY	7,310	3,999	3-month USD- LIBOR-BBA	6.45	1/6/21	(188,679)
Citibank NA	TRY	5,133	3,216	3-month USD- LIBOR-BBA	8.23	2/25/21	(128,417)
Credit Suisse International	TRY	10,104	5,676	3-month USD- LIBOR-BBA	6.90	8/18/21	(635,411)
Deutsche Bank	TRY	14,469	7,920	3-month USD- LIBOR-BBA	6.45	1/6/21	(368,259)
Deutsche Bank	TRY	18,837	11,832	3-month USD- LIBOR-BBA	8.20	2/24/21	(495,643)
Deutsche Bank	TRY	13,388	7,517	3-month USD- LIBOR-BBA	7.00	8/18/21	(904,753)

							$(2,951,451)

TRY	-	New Turkish Lira

The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.

Written options activity for the fiscal year to date ended July 31, 2012 was as follows:

	Principal Amount		Premiums Received
Outstanding, beginning of period	INR	—	$—
Options written		2,841,200	1,177,318

Outstanding, end of period	INR	2,841,200	$1,177,318

At July 31, 2012, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Commodity Risk: The Portfolio invests in commodities-linked derivative investments, including commodity futures contracts and options thereon and forward commodity contracts, that provide exposure to the investment returns of certain commodities. Commodities-linked derivative investments are used to enhance return.

Credit Risk: The Portfolio enters into credit default swap contracts to manage its credit risk, to gain a particular exposure to credit risk, or to enhance return.

Equity Price Risk: The Portfolio enters into equity index futures and options thereon to enhance return and to manage certain investment risks.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts and cross currency swaps to enhance return, to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies. The Portfolio also purchases and sells currency options to enhance return.

Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including futures, interest rate swaps and swaptions, and cross-currency swaps to enhance return, to change the overall duration of the portfolio, or to hedge against fluctuations in securities prices due to interest rates.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at July 31, 2012 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Commodity	Forward Commodity Contracts	$—	$(494,727)
Commodity	Futures Contracts*	—	(1,080,976)

		$—	$(1,575,703)

Credit	Credit Default Swaps	$40,001,031	$(6,157,616)

		$40,001,031	$(6,157,616)

Equity Price	Futures	$1,456,123	$(1,026,252)
Equity Price	Put Options Purchased	74,999	—

		$1,531,122	$(1,026,252)

Foreign Exchange	Currency Options Purchased	$1,851,916	$—
Foreign Exchange	Currency Options Written	—	(917,667)
Foreign Exchange	Forward Foreign Currency Exchange Contracts	11,592,230	(3,719,388)

		$13,444,146	$(4,637,055)

Interest Rate	Cross-Currency Swaps	$—	$(2,951,451)
Interest Rate	Futures Contracts*	—	(651,679)
Interest Rate	Interest Rate Swaps	918,689	(3,232,951)
Interest Rate	Interest Rate Swaptions	293,400	—

		$1,212,089	$(6,836,081)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts in the Futures Contracts table above.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,252,465,258

Gross unrealized appreciation	$21,793,267
Gross unrealized depreciation	(43,981,588)

Net unrealized depreciation	$(22,188,321)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2012, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Foreign Government Bonds	$—	$486,728,618	$—	$486,728,618
Collateralized Mortgage Obligations	—	33,943,177	—	33,943,177
Mortgage Pass-Throughs	—	7,955,273	—	7,955,273
Common Stocks	—	11,833,357 *	—	11,833,357
Precious Metals	32,796,546	—	—	32,796,546
Currency Call Options Purchased	—	1,338,295	—	1,338,295
Currency Put Options Purchased	—	513,621	—	513,621
Interest Rate Swaptions	—	293,400	—	293,400
Put Options Purchased	—	74,999	—	74,999
Short-Term Investments - Foreign Government Securities	—	343,863,227	—	343,863,227
U.S. Treasury Obligations	—	6,998,472	—	6,998,472
Repurchase Agreements	—	142,886,356	—	142,886,356
Other	—	161,051,596	—	161,051,596
Total Investments	$32,796,546	$1,197,480,391	$—	$1,230,276,937
Forward Foreign Currency Exchange Contracts	$—	$11,592,230	$—	$11,592,230
Swap Contracts	—	40,919,720	—	40,919,720
Futures Contracts	1,456,123	—	—	1,456,123
Total	$34,252,669	$1,249,992,341	$—	$1,284,245,010

Liability Description
Currency Put Options Written	$—	$(917,667)	$—	$(917,667)
Securities Sold Short	—	(176,358,993)	—	(176,358,993)
Forward Commodity Contracts	—	(494,727)	—	(494,727)
Forward Foreign Currency Exchange Contracts	—	(3,719,388)	—	(3,719,388)
Swap Contracts	—	(12,342,018)	—	(12,342,018)
Futures Contracts	(2,758,907)	—	—	(2,758,907)
Total	$(2,758,907)	$(193,832,793)	$—	$(196,591,700)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of October 31, 2011 whose fair value was determined using
Level 3 inputs. At July 31, 2012, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Global Macro Absolute Return Advantage Portfolio

By:	/s/ Mark S. Venezia
Mark S. Venezia
President

Date:	September 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark S. Venezia
Mark S. Venezia
President

Date:	September 24, 2012

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	September 24, 2012